UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Huber Large Cap Value Fund
Institutional Class | HUDEX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.05%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,272,815
Number of Holdings	50
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.7%
Golar LNG Ltd.	9.1%
Citigroup, Inc.	8.5%
Microsoft Corp.	5.5%
FedEx Corp.	5.4%
Shell PLC	4.4%
Oracle Corp.	4.0%
KBR, Inc.	3.5%
First Horizon Corp.	3.3%
Walmart, Inc.	3.1%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 1	TSR-SAR-00770X873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 2	TSR-SAR-00770X873

Huber Large Cap Value Fund
Investor Class | HUDIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.05%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$56	1.10%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,272,815
Number of Holdings	50
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Eli Lilly & Co.	9.7%
Golar LNG Ltd.	9.1%
Citigroup, Inc.	8.5%
Microsoft Corp.	5.5%
FedEx Corp.	5.4%
Shell PLC	4.4%
Oracle Corp.	4.0%
KBR, Inc.	3.5%
First Horizon Corp.	3.3%
Walmart, Inc.	3.1%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 1	TSR-SAR-00770X881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 2	TSR-SAR-00770X881

Huber Mid Cap Value Fund
Institutional Class | HUMEX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.05%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,471,445
Number of Holdings	30
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	12.1%
TETRA Technologies, Inc.	10.9%
Enova International, Inc.	8.0%
FedEx Corp.	7.1%
Citigroup, Inc.	6.5%
First Citizens BancShares, Inc.	5.6%
KBR, Inc.	4.8%
F5 Networks, Inc.	4.7%
First Horizon Corp.	4.3%
Truist Financial Corp.	4.1%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 1	TSR-SAR-00768D160

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 2	TSR-SAR-00768D160

Huber Mid Cap Value Fund
Investor Class | HUMDX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.05%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$68	1.25%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,471,445
Number of Holdings	30
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	12.1%
TETRA Technologies, Inc.	10.9%
Enova International, Inc.	8.0%
FedEx Corp.	7.1%
Citigroup, Inc.	6.5%
First Citizens BancShares, Inc.	5.6%
KBR, Inc.	4.8%
F5 Networks, Inc.	4.7%
First Horizon Corp.	4.3%
Truist Financial Corp.	4.1%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 1	TSR-SAR-00768D178

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 2	TSR-SAR-00768D178

Huber Select Large Cap Value Fund
Institutional Class | HULEX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.93%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$498,980,903
Number of Holdings	41
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	6.6%
Citigroup, Inc.	6.4%
FedEx Corp.	6.3%
Oracle Corp.	5.4%
KBR, Inc.	5.2%
Pfizer, Inc.	5.1%
Bank of America Corp.	4.3%
AT&T, Inc.	4.3%
BP PLC	4.2%
Microsoft Corp.	4.2%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 1	TSR-SAR-00768D418

Huber Select Large Cap Value Fund
Investor Class | HULIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.28%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$498,980,903
Number of Holdings	41
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	6.6%
Citigroup, Inc.	6.4%
FedEx Corp.	6.3%
Oracle Corp.	5.4%
KBR, Inc.	5.2%
Pfizer, Inc.	5.1%
Bank of America Corp.	4.3%
AT&T, Inc.	4.3%
BP PLC	4.2%
Microsoft Corp.	4.2%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 1	TSR-SAR-007989387

Huber Small Cap Value Fund
Institutional Class | HUSEX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.28%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,285,988
Number of Holdings	36
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.7%
TETRA Technologies, Inc.	7.0%
Upbound Group, Inc.	6.3%
Enova International, Inc.	5.6%
KBR, Inc.	5.3%
Weave Communications, Inc.	5.1%
Herbalife Ltd.	5.1%
O-I Glass, Inc.	4.0%
Carter Bankshares, Inc.	3.7%
Northrim BanCorp, Inc.	3.6%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 1	TSR-SAR-00768D392

Huber Small Cap Value Fund
Investor Class | HUSIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$87	1.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,285,988
Number of Holdings	36
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.7%
TETRA Technologies, Inc.	7.0%
Upbound Group, Inc.	6.3%
Enova International, Inc.	5.6%
KBR, Inc.	5.3%
Weave Communications, Inc.	5.1%
Herbalife Ltd.	5.1%
O-I Glass, Inc.	4.0%
Carter Bankshares, Inc.	3.7%
Northrim BanCorp, Inc.	3.6%
Sector Breakdown
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 1	TSR-SAR-007989379

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Huber Funds
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Institutional Class
Investor Class
Core Financial Statements
April 30, 2026

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 2.1%
Northrop Grumman Corp.	700	$405,636
Banking - 17.7%
Bank of America Corp.	5,300	283,338
Citigroup, Inc.	12,800	1,638,144
First Citizens BancShares, Inc. - Class A	100	198,382
First Horizon Corp.	25,292	631,288
JPMorgan Chase & Co.	1,100	344,553
Truist Financial Corp.	6,000	309,000
		3,404,705
Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	1,000	75,550
Biotech & Pharmaceuticals - 13.7%
Eli Lilly & Co.	2,000	1,869,200
GSK PLC - ADR	2,400	125,544
Merck & Co., Inc.	1,100	120,098
Pfizer, Inc.	19,600	523,320
		2,638,162
Consumer Services - 2.8%
Upbound Group, Inc.	27,359	540,614
Electric Utilities - 2.6%
American Electric Power Co., Inc.	300	41,133
Constellation Energy Corp.	533	166,829
Entergy Corp.	1,800	212,238
NextEra Energy, Inc.	800	78,304
		498,504
Electrical Equipment - 0.3%
TE Connectivity PLC	300	63,498
Entertainment Content - 0.5%
Walt Disney Co.	1,000	103,750
Food - 0.5%
Lamb Weston Holdings, Inc.	500	21,775
Tyson Foods, Inc. - Class A	1,100	70,477
		92,252
Gas & Water Utilities - 0.9%
National Fuel Gas Co.	2,100	177,198
Health Care Facilities & Services - 1.8%
Tenet Healthcare Corp.(a)	2,000	354,240
Healthcare-Services - 0.6%
UnitedHealth Group, Inc.	300	111,144

The accompanying notes are an integral part of these financial statements.

1

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Support Services - 1.0%
United Rentals, Inc.	200	$191,968
Institutional Financial Services - 1.4%
Goldman Sachs Group, Inc.	300	277,131
Insurance - 1.9%
CNO Financial Group, Inc.	8,073	358,845
Internet - 0.6%
VeriSign, Inc.	400	107,464
Internet Media & Services - 0.7%
Lyft, Inc. - Class A(a)	9,694	137,170
Oil & Gas Producers - 16.0%
BP PLC - ADR	4,700	222,686
Cheniere Energy, Inc.	400	109,980
Expand Energy Corp.	1,000	102,150
Golar LNG Ltd.	31,803	1,748,847
Shell PLC - ADR	9,300	843,231
W&T Offshore, Inc.	16,019	67,440
		3,094,334
Retail - Consumer Staples - 3.1%
Walmart, Inc.	4,500	593,685
Retail - Discretionary - 1.0%
Home Depot, Inc.	600	197,280
Software - 12.0%
Adobe, Inc.(a)	400	98,440
Microsoft Corp.	2,600	1,060,228
Oracle Corp.	4,800	774,672
Weave Communications, Inc.(a)	76,679	376,494
		2,309,834
Specialty Finance - 2.2%
Enova International, Inc.(a)	2,510	425,219
Technology Services - 5.1%
KBR, Inc.	17,930	672,195
Mastercard, Inc. - Class A	550	276,606
Visa, Inc. - Class A	100	32,984
		981,785
Telecommunications - 2.3%
AT&T, Inc.	16,900	441,597
Tobacco & Cannabis - 0.5%
Philip Morris International, Inc.	600	99,042

The accompanying notes are an integral part of these financial statements.

2

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation & Logistics - 5.4%
FedEx Corp.	2,600	$1,048,606
Transportation Equipment - 2.5%
General Motors Co.	6,300	484,407
TOTAL COMMON STOCKS (Cost $7,895,851)		19,213,620
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58%(b)	30,233	30,233
TOTAL MONEY MARKET FUNDS (Cost $30,233)		30,233
TOTAL INVESTMENTS - 99.8% (Cost $7,926,084)		$19,243,853
Other Assets in Excess of Liabilities - 0.2%		28,962
TOTAL NET ASSETS - 100.0%		$19,272,815

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Huber Mid Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	100	$57,948
Asset Management - 0.1%
Virtus Investment Partners, Inc.	109	15,865
Banking - 20.4%
Citigroup, Inc.	6,300	806,274
First Citizens BancShares, Inc. - Class A	350	694,337
First Horizon Corp.	21,417	534,568
Truist Financial Corp.	10,000	515,000
		2,550,179
Banks - 1.6%
SOUTHSTATE BANK CORP	2,052	200,419
Biotech & Pharmaceuticals - 3.9%
GSK PLC - ADR	9,300	486,483
Consumer Services - 2.4%
Upbound Group, Inc.	15,339	303,099
Electric Utilities - 0.8%
Entergy Corp.	800	94,328
Gas & Water Utilities - 0.9%
National Fuel Gas Co.	1,300	109,694
Health Care Facilities & Services - 3.6%
Tenet Healthcare Corp.(a)	2,500	442,800
Industrial Support Services - 3.9%
United Rentals, Inc.	500	479,920
Insurance - 1.6%
CNO Financial Group, Inc.	4,510	200,469
Internet - 6.8%
F5 Networks, Inc.(a)	1,800	583,020
VeriSign, Inc.	1,000	268,660
		851,680
Internet Media & Services - 0.6%
Lyft, Inc. - Class A(a)	5,093	72,066
Oil & Gas Producers - 14.7%
BP PLC - ADR	3,000	142,140
Cheniere Energy, Inc.	700	192,465
Golar LNG Ltd.	27,339	1,503,372
		1,837,977

The accompanying notes are an integral part of these financial statements.

4

Huber Mid Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services & Equipment - 10.9%
TETRA Technologies, Inc.(a)	142,924	$1,360,636
Software - 4.1%
Adobe, Inc.(a)	1,600	393,760
Weave Communications, Inc.(a)	22,900	112,439
		506,199
Specialty Finance - 8.0%
Enova International, Inc.(a)	5,904	1,000,197
Technology Services - 5.0%
KBR, Inc.	15,994	599,615
Science Applications International Corp.	300	29,031
		628,646
Transportation & Logistics - 7.1%
FedEx Corp.	2,200	887,282
Transportation Equipment - 2.5%
General Motors Co.	4,000	307,560
TOTAL COMMON STOCKS (Cost $5,088,197)		12,393,447
REAL ESTATE INVESTMENT TRUSTS - 0.6%
REITS - 0.6%
Granite Real Estate Investment Trust	1,100	74,397
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,535)		74,397
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58%(b)	29,216	29,216
TOTAL MONEY MARKET FUNDS (Cost $29,216)		29,216
TOTAL INVESTMENTS - 100.2% (Cost $5,146,948)		$12,497,060
Liabilities in Excess of Other Assets - (0.2)%		(25,615)
TOTAL NET ASSETS - 100.0%		$12,471,445

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	11,593	$6,717,912
Banking - 17.5%
Bank of America Corp.	402,546	21,520,109
Citigroup, Inc.	249,268	31,901,319
First Citizens BancShares, Inc. - Class A	1,800	3,570,876
First Horizon Corp.	379,626	9,475,465
JPMorgan Chase & Co.	18,233	5,711,122
Regions Financial Corp.	285,500	8,151,025
Truist Financial Corp.	134,700	6,937,050
		87,266,966
Biotech & Pharmaceuticals - 9.5%
Eli Lilly & Co.	20,437	19,100,420
Merck & Co., Inc.	24,193	2,641,392
Pfizer, Inc.	955,830	25,520,661
		47,262,473
Consumer Services - 3.3%
Upbound Group, Inc.	844,098	16,679,377
Cosmetics/Personal Care - 0.8%
Kenvue, Inc.	219,000	3,839,070
Electric - 0.4%
Vistra Corp.	14,000	2,209,760
Electric Utilities - 3.2%
American Electric Power Co., Inc.	72,000	9,871,920
Constellation Energy Corp.	19,977	6,252,801
		16,124,721
Electrical Equipment - 0.1%
TE Connectivity PLC	3,357	710,543
Gas & Water Utilities - 0.9%
National Fuel Gas Co.	53,900	4,548,082
Health Care Facilities & Services - 2.0%
Tenet Healthcare Corp.(a)	55,800	9,883,296
Healthcare-Services - 1.3%
UnitedHealth Group, Inc.	17,200	6,372,256
Home Construction - 0.1%
Lennar Corp. - Class B	5,560	491,393
Industrial Support Services - 1.2%
United Rentals, Inc.	6,400	6,142,976

The accompanying notes are an integral part of these financial statements.

6

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 1.0%
CNO Financial Group, Inc.	110,821	$4,925,993
Internet Media & Services - 0.4%
Lyft, Inc. - Class A(a)	160,200	2,266,830
Oil & Gas Producers - 13.0%
BP PLC - ADR	446,100	21,136,218
Cheniere Energy, Inc.	19,300	5,306,535
Golar LNG Ltd.	601,152	33,057,349
Shell PLC - ADR	58,300	5,286,061
		64,786,163
Retail - 3.8%
Dollar General Corp.	162,480	18,828,182
Retail - Discretionary - 0.4%
Home Depot, Inc.	5,398	1,774,862
Software - 9.6%
Microsoft Corp.	50,928	20,767,420
Oracle Corp.	166,800	26,919,852
		47,687,272
Specialty Finance - 2.1%
Enova International, Inc.(a)	60,709	10,284,712
Technology Services - 7.1%
KBR, Inc.	694,842	26,049,627
Mastercard, Inc. - Class A	18,859	9,484,568
		35,534,195
Telecommunications - 4.3%
AT&T, Inc.	813,380	21,253,619
Tobacco & Cannabis - 4.1%
Philip Morris International, Inc.	123,614	20,404,963
Transportation & Logistics - 6.3%
FedEx Corp.	78,200	31,538,842
Transportation Equipment - 1.5%
General Motors Co.	95,300	7,327,617
TOTAL COMMON STOCKS (Cost $320,812,497)		474,862,075

The accompanying notes are an integral part of these financial statements.

7

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.2%
First American Government Obligations Fund - Class X, 3.58%(b)	19,680,589	$19,680,589
First American Treasury Obligations Fund - Class X, 3.59%(b)	6,325,734	6,325,734
TOTAL MONEY MARKET FUNDS (Cost $26,006,323)		26,006,323
TOTAL INVESTMENTS - 100.4% (Cost $346,818,820)		$500,868,398
Liabilities in Excess of Other Assets - (0.4)%		(1,887,495)
TOTAL NET ASSETS - 100.0%		$498,980,903

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

HUBER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Asset Management - 0.6%
Virtus Investment Partners, Inc.	4,081	$593,990
Banking - 19.2%
C&F Financial Corp.	39,394	2,944,702
Carter Bankshares, Inc.(a)	134,813	3,451,213
First Citizens BancShares, Inc. - Class A	683	1,354,949
First Horizon Corp.	131,679	3,286,708
First United Corp.	78,008	2,898,777
Northrim BanCorp, Inc.	136,208	3,341,182
Old National Bancorp	26,029	623,915
		17,901,446
Banks - 2.0%
First Northwest Bancorp	49,199	491,990
NewtekOne, Inc.	35,001	453,963
Southstate Bank Corp.	9,241	902,568
		1,848,521
Biotech & Pharmaceuticals - 3.1%
Cipher Pharmaceuticals, Inc.(a)	224,700	2,929,611
Chemicals - 0.8%
Innospec, Inc.	9,440	719,894
Commercial Support Services - 0.7%
H&R Block, Inc.	20,100	637,773
Consumer Services - 6.2%
Upbound Group, Inc.	295,059	5,830,366
Entertainment - 4.3%
Lionsgate Studios Corp.(a)	211,106	2,626,159
Starz Entertainment Corp.(a)	74,609	1,368,329
		3,994,488
Food - 5.1%
Herbalife Ltd.(a)	284,400	4,721,040
Health Care Facilities & Services - 1.1%
Tenet Healthcare Corp.(a)	5,801	1,027,473
Healthcare-Products - 1.1%
Utah Medical Products, Inc.	15,044	984,178
Home Construction - 0.3%
Taylor Morrison Home Corp.(a)	5,000	303,700
Insurance - 3.2%
CNO Financial Group, Inc.	67,244	2,988,996
Internet - 1.4%
F5 Networks, Inc.(a)	4,000	1,295,600

The accompanying notes are an integral part of these financial statements.

9

HUBER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet Media & Services - 1.6%
Lyft, Inc. - Class A(a)	106,700	$1,509,805
Leisure Facilities & Services - 2.0%
Boston Pizza Royalties Income Fund	101,654	1,852,200
Oil & Gas Producers - 14.4%
Golar LNG Ltd.	181,238	9,966,278
Gulfport Energy Corp.(a)	800	154,032
W&T Offshore, Inc.	776,700	3,269,907
		13,390,217
Oil & Gas Services & Equipment - 7.0%
TETRA Technologies, Inc.(a)	690,298	6,571,637
Packaging & Containers - 4.0%
O-I Glass, Inc.(a)	412,150	3,754,687
Software - 5.1%
Weave Communications, Inc.(a)	968,147	4,753,602
Specialty Finance - 5.6%
Enova International, Inc.(a)	30,702	5,201,226
Technology Services - 6.8%
KBR, Inc.	131,375	4,925,249
Science Applications International Corp.	15,110	1,462,194
		6,387,443
Transportation Equipment - 3.6%
Commercial Vehicle Group, Inc.(a)	794,752	3,322,063
TOTAL COMMON STOCKS (Cost $43,057,154)		92,519,956
REAL ESTATE INVESTMENT TRUSTS - 1.2%
REITS - 1.2%
Granite Real Estate Investment Trust	16,937	1,145,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,812)		1,145,509
TOTAL INVESTMENTS - 100.4% (Cost $43,578,966)		$93,665,465
Liabilities in Excess of Other Assets - (0.4)%		(379,477)
TOTAL NET ASSETS - 100.0%		$93,285,988

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

10

HUBER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
ASSETS:
Investments, at value	$19,243,853	$12,497,060	$500,868,398	$93,665,465
Receivable for investments sold	221,871	106,498	353,488	965,597
Dividends receivable	6,113	1,040	291,625	41,705
Receivable from Adviser	1,286	2,618	—	—
Dividend tax reclaims receivable	742	24	11,923	16,764
Receivable for fund shares sold	—	—	276,979	11,700
Foreign currency, at value	—	204	—	3,135
Prepaid expenses and other assets	31,629	28,658	66,643	14,369
Total assets	19,505,494	12,636,102	501,869,056	94,718,735
LIABILITIES:
Payable for investments purchased	179,338	111,967	2,163,650	1,178,065
Payable for fund administration and accounting fees	15,677	14,341	116,257	29,827
Payable for directors fees	11,936	11,935	12,274	11,910
Payable for audit fees	11,770	11,769	11,775	11,770
Payable for compliance fees	4,065	4,065	3,955	4,065
Payable for transfer agent fees and expenses	3,516	3,543	28,795	8,131
Payable for distribution and shareholder servicing fees	1,620	1,972	83,688	102,519
Payable for custodian fees	448	—	—	1,909
Payable for fund shares redeemed	—	—	138,232	—
Payable to Adviser	—	—	318,636	77,088
Payable for expenses and other liabilities	4,309	5,065	10,891	7,463
Total liabilities	232,679	164,657	2,888,153	1,432,747
NET ASSETS	$ 19,272,815	$ 12,471,445	$498,980,903	$93,285,988
Net Assets Consists of:
Paid-in capital	$10,427,375	$7,054,472	$378,174,279	$61,639,971
Total distributable earnings	8,845,440	5,416,973	120,806,624	31,646,017
Total net assets	$ 19,272,815	$ 12,471,445	$498,980,903	$93,285,988
Institutional Class
Net assets	$16,650,149	$11,929,316	$451,682,124	$64,787,388
Shares issued and outstanding(a)	610,819	611,823	12,318,862	1,996,279
Net asset value per share	$27.26	$19.50	$36.67	$32.45
Investor Class
Net assets	$2,622,666	$542,129	$47,298,779	$28,498,600
Shares issued and outstanding(a)	96,770	27,864	1,288,395	890,448
Net asset value per share	$27.10	$19.46	$36.71	$32.00
Cost:
Investments, at cost	$7,926,084	$5,146,948	$346,818,820	$43,578,966
Foreign currency, at cost	$—	$201	$—	$3,112

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

HUBER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$205,735	$101,850	$6,193,004	$792,456
Less: dividend withholding taxes	(52)	(290)	—	(12,315)
Less: issuance fees	(67)	(139)	(3,013)	—
Total investment income	205,616	101,421	6,189,991	780,141
EXPENSES:
Fund administration and accounting fees (See Note 4)	18,903	17,132	156,995	35,843
Federal and state registration fees	16,149	15,608	38,192	16,449
Trustees’ fees	12,907	12,906	12,166	12,919
Audit fees	11,909	11,908	11,908	11,908
Investment advisory fee (See Note 4)	6,399	3,940	1,876,559	422,896
Compliance fees (See Note 4)	4,952	4,951	4,935	4,952
Transfer agent fees (See Note 4)	4,771	4,725	37,578	10,524
Distribution expenses - Investor Class	3,741	622	56,317	32,807
Custodian fees (See Note 4)	2,260	2,234	16,420	6,366
Legal fees	1,720	1,720	1,719	1,721
Shareholder service costs - Investor Class	1,497	—	22,527	9,186
Reports to shareholders	1,418	1,832	11,960	1,248
Other expenses and fees	8,710	8,756	12,530	9,835
Total expenses	95,336	86,334	2,259,806	576,654
Expense recoupment by Adviser (See Note 4)	—	—	—	12,648
Expense (reimbursement) by Adviser (See Note 4)	(18,233)	(27,157)	—	(535)
Net expenses	77,103	59,177	2,259,806	588,767
Net investment income (loss)	128,513	42,244	3,930,185	191,374
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(406,159)	(134,040)	(4,551,863)	(1,018,024)
Foreign currency translation	—	—	—	81
Net realized gain (loss)	(406,159)	(134,040)	(4,551,863)	(1,017,943)
Net change in unrealized appreciation (depreciation) on:
Investments	1,580,324	2,085,665	32,971,445	15,817,633
Foreign currency translation	—	5	—	147
Net change in unrealized appreciation (depreciation)	1,580,324	2,085,670	32,971,445	15,817,780
Net realized and unrealized gain (loss)	1,174,165	1,951,630	28,419,582	14,799,837
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,302,678	$1,993,874	$32,349,767	$14,991,211

The accompanying notes are an integral part of these financial statements.

12

HUBER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Huber Large Cap Value Fund		Huber Mid Cap Value Fund
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$128,513	$239,704	$42,244	$111,915
Net realized gain (loss)	(406,159)	(575,177)	(134,040)	(501,652)
Net change in unrealized appreciation (depreciation)	1,580,324	2,183,256	2,085,670	951,997
Net increase (decrease) in net assets from operations	1,302,678	1,847,783	1,993,874	562,260
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(218,523)	(165,513)	(108,493)	(132,301)
From earnings - Investor Class	(35,058)	(23,799)	(3,729)	(4,617)
Total distributions to shareholders	(253,581)	(189,312)	(112,222)	(136,918)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	—	2,000,000	9,381	1,002,669
Shares issued from reinvestment of distributions - Institutional Class	123,675	80,907	62,670	62,187
Shares redeemed - Institutional Class	(256,779)	(600)	(1,324,570)	(1,035,701)
Shares sold - Investor Class	53,108	954,362	104	50
Shares issued from reinvestment of distributions - Investor Class	35,058	23,799	3,729	4,617
Shares redeemed - Investor Class	(823,239)	(197,089)	—	—
Net increase (decrease) in net assets from capital transactions	(868,177)	2,861,379	(1,248,686)	33,822
Net increase (decrease) in net assets	180,920	4,519,850	632,966	459,164
NET ASSETS:
Beginning of the period	19,091,895	14,572,045	11,838,479	11,379,315
End of the period	$19,272,815	$19,091,895	$12,471,445	$11,838,479
SHARES TRANSACTIONS
Shares sold - Institutional Class	—	89,614	506	74,515
Shares issued from reinvestment of distributions - Institutional Class	4,751	3,342	3,575	3,726
Shares redeemed - Institutional Class	(9,832)	(23)	(77,204)	(63,176)
Shares sold - Investor Class	2,074	38,774	5	3
Shares issued from reinvestment of distributions - Investor Class	1,353	987	213	277
Shares redeemed - Investor Class	(31,004)	(8,071)	—	—
Total increase (decrease) in shares outstanding	(32,658)	124,623	(72,905)	15,345

The accompanying notes are an integral part of these financial statements.

13

HUBER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Huber Select Large Cap Value Fund		Huber Small Cap Value Fund
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$3,930,185	$6,356,111	$191,374	$316,187
Net realized gain (loss)	(4,551,863)	(19,846,438)	(1,017,943)	(448,901)
Net change in unrealized appreciation (depreciation)	32,971,445	42,226,412	15,817,780	(728,561)
Net increase (decrease) in net assets from operations	32,349,767	28,736,085	14,991,211	(861,275)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(6,528,407)	(3,451,263)	(805,803)	(212,264)
From earnings - Investor Class	(520,085)	(332,552)	(281,167)	(30,720)
Total distributions to shareholders	(7,048,492)	(3,783,815)	(1,086,970)	(242,984)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	120,980,775	184,975,837	1,462,991	7,207,937
Shares issued from reinvestment of distributions - Institutional Class	6,209,644	3,271,962	510,349	113,581
Shares redeemed - Institutional Class	(72,655,224)	(81,857,226)	(1,459,242)	(3,479,971)
Redemption fees - Institutional Class	9,306	26,833	303	89
Shares sold - Investor Class	3,241,614	16,606,990	74,049	313,692
Shares issued from reinvestment of distributions - Investor Class	423,894	314,299	276,595	30,261
Shares redeemed - Investor Class	(3,291,653)	(9,668,663)	(1,230,997)	(2,064,028)
Redemption fees - Investor Class	976	3,414	136	41
Net increase (decrease) in net assets from capital transactions	54,919,332	113,673,446	(365,816)	2,121,602
Net increase (decrease) in net assets	80,220,607	138,625,716	13,538,425	1,017,343
NET ASSETS:
Beginning of the period	418,760,296	280,134,580	79,747,563	78,730,220
End of the period	$498,980,903	$418,760,296	$93,285,988	$79,747,563
SHARES TRANSACTIONS
Shares sold - Institutional Class	3,452,930	5,572,933	49,542	259,482
Shares issued from reinvestment of distributions - Institutional Class	177,520	99,391	17,242	3,903
Shares redeemed - Institutional Class	(2,047,627)	(2,477,739)	(48,412)	(131,582)
Shares sold - Investor Class	90,398	500,778	2,439	12,227
Shares issued from reinvestment of distributions - Investor Class	12,087	9,527	9,463	1,053
Shares redeemed - Investor Class	(92,130)	(296,273)	(44,159)	(77,914)
Total increase (decrease) in shares outstanding	1,593,178	3,408,617	(13,885)	67,169

The accompanying notes are an integral part of these financial statements.

14

HUBER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.82	$23.69	$18.46	$18.68	$18.98	$13.26
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18	0.35	0.33	0.34	0.26	0.23
Net realized and unrealized gain (loss) on investments(b)	1.61	2.10	5.24	(0.26)	(0.32)	5.76
Total from investment operations	1.79	2.45	5.57	0.08	(0.06)	5.99
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.32)	(0.34)	(0.30)	(0.24)	(0.27)
Redemption fee per share	—	—	0.00(c)	—	0.00(c)	—
Net asset value, end of period	$27.26	$25.82	$23.69	$18.46	$18.68	$18.98
Total return(d)	7.02%	10.42%	30.61%	0.41%	−0.31%	45.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,650	$15,902	$12,390	$8,595	$8,579	$8,808
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.94%	0.94%	1.63%	2.19%	2.10%	2.60%
After expense reimbursement/ recoupment(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	1.39%	1.44%	1.49%	1.82%	1.39%	1.33%
Portfolio turnover rate(d)	9%	34%	27%	34%	44%	26%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

HUBER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.65	$23.55	$18.35	$18.58	$18.69	$13.18
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14	0.29	0.27	0.29	0.21	0.20
Net realized and unrealized gain (loss) on investments(b)	1.60	2.07	5.23	(0.27)	(0.31)	5.74
Total from investment operations	1.74	2.36	5.50	0.02	(0.10)	5.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.26)	(0.30)	(0.25)	(0.21)	(0.23)
Redemption fee per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$27.10	$25.65	$23.55	$18.35	$18.58	$18.89
Total return(d)	6.82%	10.09%	30.32%	0.12%	−0.50%	45.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,623	$3,190	$2,182	$1,577	$1,523	$1,646
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.29%	1.20%	1.88%	2.44%	2.32%	2.74%
After expense reimbursement/ recoupment(e)	1.10%	1.01%	1.00%	1.00%	0.97%	0.89%
Ratio of net investment income (loss) to average net assets(e)	1.07%	1.19%	1.24%	1.56%	1.16%	1.19%
Portfolio turnover rate(d)	9%	34%	27%	34%	44%	26%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

HUBER MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.62	$16.32	$13.55	$14.97	$14.83	$9.55
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	0.15	0.17	0.18	0.13	0.08
Net realized and unrealized gain (loss) on investments(b)	2.99	0.35	2.78	(1.32)	0.17	5.30
Total from investment operations	3.06	0.50	2.95	(1.14)	0.30	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.20)	(0.18)	(0.28)	(0.16)	(0.10)
Redemption fee per share	—	—	—	—	0.00(c)	—
Net asset value, end of period	$19.50	$16.62	$16.32	$13.55	$14.97	$14.83
Total return(d)	18.50%	3.04%	21.94%	−7.66%	2.02%	56.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,929	$11,380	$10,934	$9,364	$8,492	$6,958
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.46%	1.35%	1.94%	2.59%	2.71%	3.57%
After expense reimbursement/ recoupment(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.73%	0.95%	0.16%	(0.30)%	(0.81)%	(2.05)%
Portfolio turnover rate(d)	14%	65%	63%	67%	73%	59%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

17

HUBER MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.56	$16.28	$13.53	$14.95	$14.80	$9.53
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.11	0.14	0.18	0.13	0.05
Net realized and unrealized gain (loss) on investments(b)	2.99	0.34	2.78	(1.33)	0.16	5.30
Total from investment operations	3.03	0.45	2.92	(1.15)	0.29	5.35
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.17)	(0.17)	(0.27)	(0.14)	(0.08)
Redemption fee per share	—	—	0.00(c)	—	0.00(c)	—
Net asset value, end of period	$19.46	$16.56	$16.28	$13.53	$14.95	$14.80
Total return(d)	18.42%	2.75%	21.76%	−7.72%	1.99%	56.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$542	$458	$445	$370	$516	$510
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.71%	1.60%	2.09%	2.64%	2.76%	3.71%
After expense reimbursement/ recoupment(e)	1.25%	1.25%	1.15%	1.05%	1.05%	1.14%
Ratio of net investment income (loss) to average net assets(e)	0.48%	0.70%	0.94%	1.26%	0.85%	0.39%
Portfolio turnover rate(d)	14%	65%	63%	67%	73%	59%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

18

HUBER SELECT LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.86	$32.56	$25.51	$24.27	$24.39	$16.32
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.30	0.59	0.47	0.39	0.21	0.16
Net realized and unrealized gain (loss) on investments(b)	2.04	2.12	6.88	1.06	(0.19)	8.31
Total from investment operations	2.34	2.71	7.35	1.45	0.02	8.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.41)	(0.30)	(0.21)	(0.14)	(0.40)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$36.67	$34.86	$32.56	$25.51	$24.27	$24.39
Total return(d)	6.80%	8.39%	29.03%	6.01%	0.07%	52.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$451,682	$374,246	$245,512	$72,977	$51,336	$40,792
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.93%	0.90%	0.97%	1.13%	1.25%	1.40%
After expense reimbursement/ recoupment(e)	0.93%	0.95%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(e)	1.71%	1.75%	1.53%	1.55%	0.87%	0.77%
Portfolio turnover rate(d)	13%	46%	33%	31%	36%	49%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

19

HUBER SELECT LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.83	$32.54	$25.50	$24.30	$24.44	$16.33
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.24	0.47	0.38	0.31	0.13	0.11
Net realized and unrealized gain (loss) on investments(b)	2.05	2.12	6.87	1.05	(0.19)	8.33
Total from investment operations	2.29	2.59	7.25	1.36	(0.06)	8.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.30)	(0.21)	(0.16)	(0.08)	(0.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$36.71	$34.83	$32.54	$25.50	$24.30	$24.44
Total return(d)	6.64%	8.02%	28.58%	5.61%	−0.26%	52.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,299	$44,515	$34,622	$17,538	$16,648	$6,251
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.28%	1.25%	1.32%	1.48%	1.59%	1.67%
After expense reimbursement/ recoupment(e)	1.28%	1.30%	1.34%	1.34%	1.33%	1.26%
Ratio of net investment income (loss) to average net assets(e)	1.37%	1.40%	1.22%	1.23%	0.54%	0.50%
Portfolio turnover rate(d)	13%	46%	33%	31%	36%	49%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

20

HUBER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.63	$27.93	$22.93	$23.73	$23.48	$14.04
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.14	0.15	0.08	0.03	0.01
Net realized and unrealized gain (loss) on investments(b)	5.15	(0.33)	4.97	(0.88)	0.49	9.56
Total from investment operations	5.23	(0.19)	5.12	(0.80)	0.52	9.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.11)	(0.12)	—	(0.27)	(0.13)
Redemption fee per share(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$32.45	$27.63	$27.93	$22.93	$23.73	$23.48
Total return(d)	19.06%	−0.69%	22.41%	−3.37%	2.25%	68.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,787	$54,643	$51,561	$34,398	$32,827	$26,662
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.25%	1.26%	1.39%	1.48%	1.53%	1.65%
After expense reimbursement/ recoupment(e)	1.28%	1.28%	1.28%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(e)	0.55%	0.50%	0.56%	0.36%	0.11%	0.03%
Portfolio turnover rate(d)	7%	35%	31%	44%	41%	76%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

21

HUBER SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.21	$27.52	$22.62	$23.45	$23.21	$13.86
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.05	0.07	0.04	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	5.08	(0.33)	4.92	(0.87)	0.48	9.47
Total from investment operations	5.11	(0.28)	4.99	(0.83)	0.46	9.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.03)	(0.09)	—	(0.22)	(0.08)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of period	$32.00	$27.21	$27.52	$22.62	$23.45	$23.21
Total return(d)	18.87%	−1.02%	22.10%	−3.54%	2.02%	68.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,499	$25,105	$27,169	$23,926	$25,107	$24,753
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.57%	1.58%	1.67%	1.66%	1.71%	1.86%
After expense reimbursement/ recoupment(e)	1.60%	1.60%	1.56%	1.53%	1.53%	1.56%
Ratio of net investment income (loss) to average net assets(e)	0.23%	0.17%	0.29%	0.18%	(0.09)%	(0.18)%
Portfolio turnover rate(d)	7%	35%	31%	44%	41%	76%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

22

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Huber Large Cap Value Fund, the Huber Mid Cap Value Fund, Select Large Cap Value Fund, and the Huber Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each of the Funds have separate assets and liabilities and differing investment objectives. The investment objective of the Huber Large Cap Value Fund (the “Large Cap Value Fund”), the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”), and the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), is current income and capital appreciation. The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007. As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares. The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012. The Mid Cap Value Fund commenced operations on December 31, 2015.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

23

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2026 management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

24

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).
Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Huber Capital Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2026:
Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,213,620	$—	$—	$19,213,620
Money Market Funds	30,233	—	—	30,233
Total Investments	$19,243,853	$—	$—	$19,243,853

25

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
Huber Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,393,447	$—	$—	$12,393,447
Real Estate Investment Trusts	74,397	—	—	74,397
Money Market Funds	29,216	—	—	29,216
Total Investments	$12,497,060	$—	$—	$12,497,060

Huber Select Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$474,862,075	$—	$—	$474,862,075
Money Market Funds	26,006,323	—	—	26,006,323
Total Investments	$500,868,398	$—	$—	$500,868,398

Huber Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$92,519,956	$—	$—	$92,519,956
Real Estate Investment Trusts	1,145,509	—	—	1,145,509
Total Investments	$93,665,465	$—	$—	$93,665,465

Accounting Pronouncements: In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes
(Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Funds’ financial statements.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee from 0.75% to 0.05%. The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets. Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.10% through February 28, 2027. Prior to February 28, 2026, the Adviser

26

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
agreed to voluntarily reduce the Fund’s contractual management fee from 1.00% to 0.05%.The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion. Effective February 28, 2026, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.80% through February 28, 2027. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2027. For the six months ended April 30, 2026, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.28%

Percent of average daily net assets of the Funds.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended April 30, 2026, the Adviser reduced its fees and absorbed Fund expenses in the amount of $18,233 for the Large Cap Value Fund, $27,157 for the Mid Cap Value Fund, and $535 for the Small Cap Value Fund. The Select Large Cap Value Fund did not reduce its fees or absorb Fund expenses during the period.
During the six months ended April 30, 2026, the Adviser recouped management fees in the amount $12,648 from the Small Cap Value Fund. The Large Cap Value Fund, Mid Cap Value Fund, and Select Large Cap Value Fund did not recoup management fees during the period. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
10/31/2026	$77,345	$71,047	$41,259
10/31/2027	121,075	111,466	92,286
10/31/2028	32,611	41,684	1,858
4/30/2029	18,233	27,157	535
	$249,264	$251,354	$135,938

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund

27

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2026, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended April 30, 2026, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations. The Mid Cap Value Fund did not accrue shareholder servicing fees during the six months ended April 30, 2026.
NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares. For the six months ended April 30, 2026, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2026, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Large Cap Value Fund	Mid Cap Value Fund	Select Large Cap Value Fund	Small Cap Value Fund
Purchases	$3,503,932	$2,738,223	$132,023,053	$9,630,428
Sales	4,206,729	3,866,897	105,629,717	10,139,662

During the six months ended April 30, 2026, there were no purchases or sales of U.S. Government securities in any of the Funds.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2026, and the year ended October 31, 2025, was as follows:

	Large Cap Value Fund
	April 30, 2026	October 31, 2025
Ordinary income	$253,581	$189,312

28

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)

	Mid Cap Value Fund
	April 30, 2026	October 31, 2025
Ordinary income	$112,222	$136,918

	Select Large Cap Value Fund
	April 30, 2026	October 31, 2025
Ordinary income	$7,048,492	$3,783,815

	Small Cap Value Fund
	April 30, 2026	October 31, 2025
Ordinary income	$1,086,970	$242,984

As of October 31, 2025, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap Value Fund	Mid Cap Value Fund
Cost of investments for tax purposes(a)	$9,464,440	$6,628,610
Gross tax unrealized appreciation	9,881,321	5,457,075
Gross tax unrealized depreciation	(245,298)	(222,820)
Net tax unrealized appreciation (depreciation)	9,636,023	5,234,255
Undistributed ordinary income	183,939	80,504
Undistributed long-term capital gain	—	—
Total distributable earnings	183,939	80,504
Other accumulated losses	(2,023,619)	(1,779,438)
Total accumulated earnings/(losses)	$7,796,343	$3,535,321

	Select Large Cap Value Fund	Small Cap Value Fund
Cost of investments for tax purposes(a)	$ 294,560,583	$46,327,456
Gross tax unrealized appreciation	131,098,108	37,593,794
Gross tax unrealized depreciation	(10,996,214)	(4,175,410)
Net tax unrealized appreciation (depreciation)	120,101,894	33,418,384
Net unrealized appreciation (depreciation) on foreign currency	—	(216)
Undistributed ordinary income	5,186,483	970,149
Undistributed long-term capital gain	—	—
Total distributable earnings	5,186,483	970,149
Other accumulated losses	(29,783,028)	(16,646,541)
Total accumulated earnings/(losses)	$95,505,349	$17,741,776

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.
At October 31, 2025, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Large Cap Value Fund	$1,683,546	$340,073
Mid Cap Value Fund	1,515,309	264,129
Select Large Cap Value Fund	25,897,722	3,885,306
Small Cap Value Fund	14,716,895	1,929,646

29

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
These capital losses may be carried forward indefinitely to offset future gains.
NOTE 9 – CONTROL OWNERSHIP
A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	43.77%
Morgan Stanley Smith Barney LLC	66.97%	—
National Financial Services LLC	29.69%	—

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	41.02%
Hilton Family Trust	88.49%-
Huber Capital Investments LLC	—	35.82%

Select Large Cap Value Fund	Investor Class	Institutional Class
Charles Schwab AB & Co. Inc.	37.38%	—
Pershing LLC	44.53%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	30.59%
Shadowlawn Investments LP	59.15%	—

NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable, becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less established market economies than developed countries and may face greater

30

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•
Initial Public Offering Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

•
Sector Emphasis Risk – The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time-to-time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Small-Cap Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Companies Risk (Mid Cap Value Fund only) – Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
Large-Sized Company Risk (Select Large Cap Value Fund) – The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

NOTE 11 – TRUSTEES
Effective December 31, 2025, Joe Redwine retired from the Board.

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HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
NOTE 12 – OFFICERS
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

32

HUBER FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Approval of Investment Advisory Agreement
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Large Cap Value Fund (the “Large Cap Value Fund”), Huber Mid Cap Value Fund (the “Mid Cap Value Fund”), Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) and Huber Small Cap Value Fund (the “Small Cap Value Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, business continuity plan, valuation procedures, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater

33

HUBER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, its focus on tax efficiency as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
Large Cap Value Fund: The Board noted that the Fund underperformed the average of its Morningstar peer group for the one- and ten-year periods and outperformed for the three- and five-year periods, all periods ended June 30, 2025. During this same time the Fund underperformed its Cohort average for the one-, three-, five-, and ten-year periods. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one-, five-, and ten-year periods, and outperformed for the three-year period, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2025.
Mid Cap Value Fund: The Board noted that the Fund underperformed the average of its Morningstar peer group for the one-, three-, and five-year periods, all periods ended June 30, 2025. During this same time the Fund underperformed its Cohort average for the one- and three-year periods and outperformed for the five-year period. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark for the one-, three-, and five-year periods, all periods ended June 30, 2025.
The Board noted that the Adviser represented it had no similarly managed accounts.
Select Large Cap Value Fund: The Board noted that the Fund underperformed the average of its Morningstar peer group and its Cohort for the one-year period and outperformed for the three-, five-, and ten-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-year period and outperformed for the three-, five-, and ten-year periods, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed for the one-year period and outperformed for the three-, five- and ten-year periods ended June 30, 2025.
Small Cap Value Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-, three-, and five-year periods and underperformed for the ten-year period, all periods ended June 30, 2025. During this same time the Fund outperformed its Cohort average for the one- and five-year periods, and underperformed for the three-, and ten-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one- and three-year periods and underperformed for the five-, and ten-year periods, all periods ended June 30, 2025.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the appliable Morningstar peer group, the Cohort, and the Adviser’s similarly managed

34

HUBER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.75%, but the Advisor has voluntarily lowered this to 0.05%. They considered that the Adviser was not planning to continue the voluntary waiver past February 27, 2026.2 The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.75% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board also noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio were below the Cohort average and median. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
Mid Cap Value Fund: The Board noted that the contractual advisory fee is 1.00%, but the Advisor has voluntarily lowered this to 0.05%. They considered that the Adviser was not planning to continue the voluntary waiver past February 27, 2026.2 The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s management fee (with the voluntary waiver) was below the Cohort average and median. The Board also noted that the Fund’s net expense ratio was above the median and average of the Cohort. The Board noted that Huber represented it does not manage any other accounts in a similar strategy.
Select Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.99%, but the Adviser has voluntarily lowered this to 0.80%. They considered that the Adviser was not planning to continue the voluntary waiver past February 27, 2026.1 The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio were above the median and average of the Cohort. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.
Small Cap Value Fund: The Board noted that the contractual advisory fee is 1.35%, but the Adviser has voluntarily lowered this to 0.99%. They considered that the Adviser was not planning to continue the voluntary waiver past February 27, 2026.1 The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.28% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board also noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio was above the Cohort average and median. The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Large Cap Value Fund, $10 billion for the Select Large Cap Value Fund and $5 billion for the Small Cap Value Fund). The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The

[1]	After further consideration, and subsequent to the Board’s review, the Adviser chose to continue the voluntary waiver for another year, through at least February 28, 2027.
[2]	After further consideration, and subsequent to the Board’s review, the Adviser chose to voluntary lower the contractual advisory fee to 0.10% through at least February 28, 2027.

35

HUBER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the Expense Caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. They considered that the Adviser was not planning to continue the voluntary advisory fee waivers past February 27, 2026.3 As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase. The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.
5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser. The Board considered the financial condition of the parent company of the Adviser. The Board considered the parent company’s representations that it would financially support the Adviser when necessary. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement for each Fund was negative, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Large Cap Value Fund, Mid Cap Value Fund, Select Large Cap Value Fund and Small Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of each Fund and its shareholders.
[3]
After further consideration, and subsequent to the Board’s review, the Adviser chose to continue the voluntary waivers for the Select Large Cap Value Fund and Small Cap Value Fund for another year, through at least February 28, 2027 and, the Adviser chose to voluntary lower the contractual advisory fee for the Large Cap Value Fund and the Mid Cap Value Fund to 0.10% through February 28, 2027.

36

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/9/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/9/2026

* Print the name and title of each signing officer under his or her signature.